united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 1/31/16

Item 1. Reports to Stockholders.

Hanlon Managed Income Fund

Class A    HANAX

Class C    HANCX

Class I    HANIX

Class R    HANRX

Hanlon Tactical Dividend and Momentum Fund

Class A     HTDAX

Class C     HTDCX

Class I     HTDIX

Class R     HTDRX

Semi-Annual Report

January 31, 2016

www.HanlonFunds.com
1-844-828-3212

Distributed by Northern Lights Distributors, LLC
Member FINRA

Hanlon Managed Income Fund

PORTFOLIO REVIEW (Unaudited)

January 31, 2016

The Fund’s performance figures* for the period ended January 31, 2016, compared to its benchmark:

Since Inception (a)
Hanlon Managed Income Fund - Class A	(2.43)%
Hanlon Managed Income Fund - Class A with load	(8.04)%
Hanlon Managed Income Fund - Class C	(2.68)%
Hanlon Managed Income Fund - Class I	(2.48)%
Hanlon Managed Income Fund - Class R	(2.48)%
Barclays Capital U.S. Treasury Bill 1-3 Month Index (b)	0.02%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated August 12, 2015 and amended August 31, 2015 are 1.86%, 2.61%, 1.61% and 2.11%, for Class A, Class C, Class I and Class R shares, respectively. Class A Shares are subject to a maximum sales charge of 5.75% imposed on purchases. Class A and Class C shares are subject to a contingent deferred sales charge of 1.00% on redemptions made within one year of purchase. For performance information current to the most recent month-end, please call 1-844-828-3212.

(a)	Inception date is September 9, 2015.

(b)	The Barclays Capital U.S. Treasury Bill 1-3 Month Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non convertible. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Portfolio Composition as of January 31, 2016

Holdings By Investment Type	% of Net Assets
Exchange Traded Funds - Debt	99.3%
REIT	0.7%
Liabilities In Excess of Other Assets	(0.0)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Hanlon Tactical Dividend and Momentum Fund

PORTFOLIO REVIEW (Unaudited)

January 31, 2016

The Fund’s performance figures* for the periods ended January 31, 2016, compared to its benchmarks:

Since Inception (a)
Hanlon Tactical Dividend and Momentum Fund - Class A	(5.43)%
Hanlon Tactical Dividend and Momentum Fund - Class A with load	(10.86)%
Hanlon Tactical Dividend and Momentum Fund - Class C	(5.78)%
Hanlon Tactical Dividend and Momentum Fund - Class I	(5.48)%
Hanlon Tactical Dividend and Momentum Fund - Class R	(5.68)%
Hanlon Tactical Dividend and Momentum Index (b)	(4.48)%
S&P 500 Total Return Index (c)	0.70%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated August 12, 2015 and amended August 31, 2015 are 1.55%, 2.30%, 1.30% and 1.80% for Class A, Class C, Class I and Class R shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%. Class A and Class C shares are subject to a contingent deferred sales charge of 1.00% on redemptions made within one year of purchase. For performance information current to the most recent month-end, please call 1-844-828-3212.

(a)	Inception date is September 9, 2015.

(b)	The Hanlon Tactical Dividend and Momentum Index is comprised of stocks from up to nine major economic sectors in the U.S. economy. These nine sectors include: consumer discretionary; consumer staples; energy; financials; health care; industrials; information technology; materials; and utilities. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Portfolio Composition as of January 31, 2016

Holdings By Industry/Investment Type	% of Net Assets
Exchange Traded Fund - Debt	76.1%
Electric	7.1%
Gas	4.6%
Food	3.4%
Cosmetics/Personal Care	2.5%
Agriculture	2.4%
Beverages	2.4%
Retail	1.3%
Money Market Funds	0.3%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Hanlon Managed Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

January 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 99.3%
	DEBT FUNDS - 99.3%
5,039,963	iShares 1-3 Year Treasury Bond ETF	$427,943,258
1,483,584	Market Vectors AMT-Free Intermediate Municipal Index ETF	36,036,255
1,157,288	Market Vectors High Yield Municipal Index ETF	36,003,230
630,846	SPDR Nuveen S&P High Yield Municipal Bond ETF	36,040,232
	TOTAL EXCHANGE TRADED FUNDS (Cost - $533,359,291)	536,022,975

	REIT - 0.7%
	ENTERTAINMENT - 0.7%
153,646	Gaming and Leisure Properties, Inc.	4,007,088
	(Cost - $4,019,759)

	TOTAL INVESTMENTS - 100.0% (Cost - $537,379,050) (a)	$540,030,063
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) %	(94,137)
	NET ASSETS - 100.0%	$539,935,926

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipt

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $537,379,050 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,663,684
Unrealized depreciation	(12,671)
Net unrealized appreciation	$2,651,013

See accompanying notes to financial statements.

Hanlon Tactical Dividend and Momentum Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

January 31, 2016

Shares		Value
	COMMON STOCK - 23.7%
	AGRICULTURE - 2.4%
66,483	Altria Group, Inc.	$4,062,776
45,636	Philip Morris International, Inc.	4,107,696
		8,170,472
	BEVERAGES - 2.4%
189,632	Coca-Cola Co.	8,139,006

	COSMETICS/PERSONAL CARE - 2.5%
59,189	Colgate-Palmolive Co.	3,997,033
54,201	Procter & Gamble Co.	4,427,680
		8,424,713
	ELECTRIC - 7.1%
440,468	AES Corp.	4,184,446
55,096	Duke Energy Corp.	4,148,729
57,212	Entergy Corp.	4,038,023
351,559	NRG Energy, Inc.	3,740,588
116,008	PPL Corp.	4,067,241
83,463	Southern Co.	4,083,010
		24,262,037
	FOOD - 3.4%
110,735	Kroger Co.	4,297,625
96,468	Sysco Corp.	3,840,391
126,390	Whole Foods Market, Inc.	3,704,491
		11,842,507
	GAS - 4.6%
61,837	AGL Resources, Inc.	3,930,360
433,303	CenterPoint Energy, Inc.	7,743,125
198,569	NiSource, Inc.	4,171,935
		15,845,420
	RETAIL - 1.3%
68,751	Wal-Mart Stores, Inc.	4,562,316

	TOTAL COMMON STOCK (Cost - $80,487,022)	81,246,471

	EXCHANGE TRADED FUNDS - 76.1%
	DEBT FUNDS- 76.1%
3,087,186	iShares 1-3 Year Treasury Bond ETF	262,132,963
	TOTAL EXCHANGE TRADED FUNDS (Cost - $261,317,338)

	SHORT-TERM INVESTMENTS - 0.3%
	MONEY MARKET FUND - 0.3%
1,168,288	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional, 0.12% *	1,168,288
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,168,288)

	TOTAL INVESTMENTS - 100.1% (Cost - $342,972,648) (a)	$344,547,722
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(286,152)
	NET ASSETS - 100.0%	$344,261,570

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects effective yield on January 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $342,972,648 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,839,491
Unrealized depreciation	(1,264,417)
Net unrealized appreciation	$1,575,074

See accompanying notes to financial statements.

Hanlon Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

January 31, 2016

	Hanlon Managed	Hanlon Tactical
	Income Fund (a)	Dividend and Momentum Fund (a)
ASSETS
Investment securities:
At cost	$537,379,050	$342,972,648
At value	$540,030,063	$344,547,722
Receivable for securities sold	3,881,332	—
Receivable for fund shares sold	7,069	260,190
Dividends and interest receivable	—	168,960
Prepaid expenses and other assets	96,437	65,136
TOTAL ASSETS	544,014,901	345,042,008

LIABILITIES
Due to custodian	2,021,460	—
Payable for Fund shares repurchased	1,418,771	409,626
Investment advisory fees payable	466,669	275,880
Distribution (12b-1) fees payable	153,540	91,348
Payable to related parties	12,556	2,126
Accrued expenses and other liabilities	5,979	1,458
TOTAL LIABILITIES	4,078,975	780,438
NET ASSETS	$539,935,926	$344,261,570

COMPOSITION OF NET ASSETS:
Paid in capital	$556,896,086	$365,455,097
Undistributed net investment loss	(928,388)	(312,084)
Accumulated net realized loss from security transactions	(18,682,785)	(22,456,517)
Net unrealized appreciation of investments	2,651,013	1,575,074
NET ASSETS	$539,935,926	$344,261,570

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$526,458,916	$338,892,516
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	54,242,260	35,958,503
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.71	$9.42
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (b)	$10.30	$10.00

Class C Shares:
Net Assets	$49,070	$60,474
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,068	6,442
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$9.68	$9.39

Class I Shares:
Net Assets	$13,427,916	$5,308,556
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,383,882	563,755
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.70	$9.42

Class R Shares:
Net Assets	$24	$24
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3	3
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.70 (c)	$9.40 (c)

(a)	The Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund commenced operations on September 9, 2015.

(b)	Class A and Class C shares sold within one year of purchases are subject to a contingent deferred sales charge of 1.00% of the orginal purchase price.

(c)	NAV may not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

Hanlon Funds

STATEMENTS OF OPERATIONS (Unaudited)

For the Period Ended January 31, 2016

	Hanlon Managed	Hanlon Tactical
	Income Fund (a)	Dividend and Momentum Fund (a)
INVESTMENT INCOME
Dividends	$4,049,555	$2,030,962
Interest	928	653
TOTAL INVESTMENT INCOME	4,050,483	2,031,615

EXPENSES
Investment advisory fees	1,633,270	943,353
Distribution (12b-1) fees:
Class A	404,787	234,297
Class C	9	18
Administration fees	71,843	47,637
Accounting services fees	26,278	21,292
Custodian fees	25,698	6,749
Legal fees	16,517	14,658
Transfer agent fees	13,800	16,286
Registration fees	10,615	12,528
Insurance expense	6,673	5,298
Printing and postage expenses	5,951	4,725
Audit fees	5,329	6,278
Compliance officer fees	5,275	4,188
Trustees’ fees and expenses	4,508	3,579
Non 12b-1 shareholder servicing fees	3,033	3,579
Other expenses	1,516	1,789
TOTAL EXPENSES	2,235,102	1,326,254

Less: Fees waived by the Advisor	(1,600)	(18,064)
NET EXPENSES	2,233,502	1,308,190

NET INVESTMENT INCOME	1,816,981	723,425

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(18,682,785)	(22,456,517)
Net change in unrealized appreciation on investments	2,651,013	1,575,074
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(16,031,772)	(20,881,443)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,214,791)	$(20,158,018)

(a)	The Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund commenced operations on September 9, 2015.

See accompanying notes to financial statements.

Hanlon Managed Income Fund

STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
January 31, 2016 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$1,816,981
Net realized loss from security transactions	(18,682,785)
Net change in unrealized appreciation on investments	2,651,013
Net decrease in net assets resulting from operations	(14,214,791)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(2,712,983)
Class C (b)	0
Class I	(32,386)
Class R (b)	0
Net decrease in net assets resulting from distributions to shareholders	(2,745,369)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	664,392,301
Class C	49,022
Class I	14,591,023
Class R	25
Net asset value of shares issued in reinvestment of distributions:
Class A	189,955
Class C (b)	0
Class I	27,157
Class R (b)	0
Payments for shares redeemed:
Class A	(121,199,339)
Class I	(1,154,058)
Net increase in net assets resulting from shares of beneficial interest	556,896,086
TOTAL INCREASE IN NET ASSETS	539,935,926
NET ASSETS
Beginning of Period	—
End of Period *	$539,935,926
*Includes undistributed net investment loss of:	$(928,388)
SHARE ACTIVITY
Class A:
Shares Sold	66,623,025
Shares Reinvested	19,603
Shares Redeemed	(12,400,368)
Net increase in shares of beneficial interest outstanding	54,242,260
Class C:
Shares Sold	5,068
Shares Reinvested (c)	0
Net increase in shares of beneficial interest outstanding	5,068
Class I:
Shares Sold	1,500,083
Shares Reinvested	2,803
Shares Redeemed	(119,004)
Net increase in shares of beneficial interest outstanding	1,383,882
Class R:
Shares Sold	3
Shares Reinvested (c)	0
Net increase in shares of beneficial interest outstanding	3

(a)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

(b)	Total amount of distribution/reinvestment is less than $1.00.

(c)	Total number of reinvested shares is less than 1.

See accompanying notes to financial statements.

Hanlon Tactical Dividend and Momentum Fund

STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
January 31, 2016 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$723,425
Net realized loss from security transactions	(22,456,517)
Net change in unrealized appreciation on investments	1,575,074
Net decrease in net assets resulting from operations	(20,158,018)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(1,031,652)
Class C	(9)
Class I	(3,848)
Class R (b)	0
Net decrease in net assets resulting from distributions to shareholders	(1,035,509)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	384,966,645
Class C	60,878
Class I	6,589,434
Class R	25
Net asset value of shares issued in reinvestment of distributions:
Class A	95,187
Class C (b)	0
Class I	515
Class R (b)	0
Payments for shares redeemed:
Class A	(25,063,223)
Class I	(1,194,364)
Net increase in net assets resulting from shares of beneficial interest	365,455,097
TOTAL INCREASE IN NET ASSETS	344,261,570
NET ASSETS
Beginning of Period	—
End of Period *	$344,261,570
*Includes undistributed net investment loss of:	$(312,084)
SHARE ACTIVITY
Class A:
Shares Sold	38,520,125
Shares Reinvested	9,634
Shares Redeemed	(2,571,256)
Net increase in shares of beneficial interest outstanding	35,958,503
Class C:
Shares Sold	6,442
Shares Reinvested (c)	0
Net increase in shares of beneficial interest outstanding	6,442
Class I:
Shares Sold	683,287
Shares Reinvested	52
Shares Redeemed	(119,584)
Net increase in shares of beneficial interest outstanding	563,755
Class R:
Shares Sold	3
Shares Reinvested (c)	0
Net increase in shares of beneficial interest outstanding	3

(a)	The Hanlon Tactical Dividend and Momentum Fund commenced operations on September 9, 2015.

(b)	Total amount of distribution/reinvestment is less than $1.00.

(c)	Total number of reinvested shares is less than 1.

See accompanying notes to financial statements.

Hanlon Managed Income Fund
FINANCIAL HIGHLIGHTS (Unaudited)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A	Class C	Class I	Class R
	Period Ended	Period Ended	Period Ended	Period Ended
	January 31,	January 31,	January 31,	January 31,
	2016 (1)	2016 (1)	2016 (1)	2016 (1)
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.03	(0.06)	(0.02)	0.01
Net realized and unrealized loss on investments	(0.27)	(0.21)	(0.23)	(0.26)
Total from investment operations	(0.24)	(0.27)	(0.25)	(0.25)

Less distributions from:
Net investment income	(0.05)	(0.05)	(0.05)	(0.05)
Total distributions	(0.05)	(0.05)	(0.05)	(0.05)

Net asset value, end of period	$9.71	$9.68	$9.70	$9.70

Total return (3,4)	(2.43)%	(2.68)%	(2.48)%	(2.48)%

Net assets, at end of period	$526,458,916	$49,070	$13,427,916	$24

Ratio of gross expenses to average net assets (5,6)	1.35%	2.10%	1.57%	1.60%
Ratio of net expenses to average net assets (5,6)	1.35%	2.10%	1.45%	1.60%
Ratio of net investment income (loss) to average net assets (5,6,7)	1.12%	(2.08)%	(0.66)%	0.27%

Portfolio Turnover Rate (4)	459%	459%	459%	459%

(1)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Hanlon Tactical Dividend and Momentum Fund
FINANCIAL HIGHLIGHTS (Unaudited)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A	Class C	Class I		Class R
	Period Ended	Period Ended	Period Ended		Period Ended
	January 31,	January 31,	January 31,		January 31,
	2016 (1)	2016 (1)	2016 (1)		2016 (1)
Net asset value, beginning of period	$10.00	$10.00	$10.00		$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.02	(0.02)	(0.00	) (3)	(0.02)
Net realized and unrealized loss on investments	(0.57)	(0.56)	(0.55)		(0.55)
Total from investment operations	(0.55)	(0.58)	(0.55)		(0.57)

Less distributions from:
Net investment income	(0.03)	(0.03)	(0.03)		(0.03)
Total distributions	(0.03)	(0.03)	(0.03)		(0.03)

Net asset value, end of period	$9.42	$9.39	$9.42		$9.40

Total return (4,5)	(5.43)%	(5.78)%	(5.48)%		(5.68)%

Net assets, at end of period	$338,892,516	$60,474	$5,308,556		$24

Ratio of gross expenses to average net assets (6,7)	1.37%	2.12%	4.32%		1.62%
Ratio of net expenses to average net assets (6,7)	1.37%	2.12%	1.45%		1.62%
Ratio of net investment income (loss) to average net assets (6,7,8)	0.76%	(0.82)%	(0.05)%		(0.57)%

Portfolio Turnover Rate (5)	160%	160%	160%		160%

(1)	The Hanlon Tactical Dividend & Momentum Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Hanlon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2016

1.	ORGANIZATION

The Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund (the “Funds”), are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Funds commenced operations on September 9, 2015. The investment objective of the Hanlon Managed Income Fund is to provide current income, capital preservation and positive risk-adjusted returns. The investment objective of the Hanlon Tactical Dividend and Momentum Fund is to provide capital appreciation and current income.

The Funds each offer Class A, Class C, Class I and Class R shares. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C, Class I and Class R shares of each Fund are offered at net asset value. Class A and Class C shares of each Fund are subject to a contingent deferred sales charge of 1.00% of the original purchase price on redemptions made within less than one year of purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Hanlon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2016

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Hanlon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2016 for the Funds’ assets and liabilities measured at fair value:

Hanlon Managed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchanged Traded Funds	$536,022,975	$—	$—	$536,022,975
REIT	4,007,088	—	—	4,007,088
Total Assets	$540,030,063	$—	$—	$540,030,063

Hanlon Tactical Dividend and Momentum Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$81,246,471	$—	$—	$81,246,471
Exchange Traded Fund	262,132,963	—	—	262,132,963
Short-Term Investment	1,168,288	—	—	1,168,288
Total	$344,547,722	$—	$—	$344,547,722

The Fund did not hold any Level 2 or Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

*	Refer to the Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – For the Hanlon Managed Income Fund dividends from net investment income are declared and distributed quarterly, and annually for the Hanlon Tactical Dividend and Momentum Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Funds’ policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken by the Fund in its 2015 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of

Hanlon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2016

representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the period ended January 31, 2016 amounted to $2,685,016,307 and $2,128,954,471, respectively, for the Hanlon Managed Income Fund and $791,870,320 and 427,609,444, respectively, for the Hanlon Tactical Dividend and Momentum Fund.

4.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Hanlon Investment Management, Inc. serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Funds’ average daily net assets.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Funds (the “waiver agreement”), until at least December 1, 2016, to ensure that total annual operating expenses of each Fund after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which a Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.70%, 2.45%, 1.45% and 1.95% of the Funds’ average daily net assets for Class A, Class C, Class I and Class R shares, respectively. This agreement may be terminated with respect to a Fund by the Board of Trustees on 60 days’ written notice to the Adviser. These expense reimbursements are subject to possible recoupment from a Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For the period ended January 31, 2016 the advisor waived fees in the amount of $1,600 and $18,064 for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributable to Class A, Class C, Class I and Class R shares are subsequently less than the expense limitations, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If Fund Operating Expenses attributable to Class A, Class C, Class I and Class R shares subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A , Class C, and Class R shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares, 1.00% of the average daily net assets for Class C shares and 0.50% of the average daily net assets for Class R shares for such distribution and shareholder service activities. For the period ended January 31, 2016, the Hanlon Managed Income Fund incurred distribution fees of $404,787 and $9 for Class A and Class C shares, respectively. For the period ended January 31, 2016 the Hanlon Tactical Dividend and Momentum Fund incurred distribution fees of $234,297 and $18 for Class A and Class C shares, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the period ended January 31, 2016, the Distributor did not receive any underwriting commissions for sales of Class A shares of the Hanlon Managed Income Fund. During the period ended January 31, 2016, the Distributor received $10,775 in underwriting commissions for sales of Class A shares of the Hanlon Tactical Dividend and Momentum Fund, of which $1,701 was retained by the principal underwriter.

Hanlon Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2016

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)9 of the 1940 Act. As of January 31, 2016 Pershing LLC held 89.49% and 89.20% of the voting securities of the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund, respectively, for the benefit of others.

6.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund each currently invest a portion of their assets in the iShares 1-3 Year Treasury Bond ETF (“iShares ETF”). The Funds may redeem their investment from the iShares ETF at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds may be directly affected by the performance of the iShares ETF. The financial statements of the iShares ETF, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of January 31, 2016, the percentage of the Funds’ net assets invested in the iShares ETF was 79.3% and 76.1% for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund, respectively.

7.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” Investment companies are permitted to measure the fair value of certain privately offered investments using the NAV per share of the investment. Measuring the fair value of an investment this way is called using the NAV practical expedient. Prior to the amendments in ASU No. 2015-07, investments valued using the NAV practical expedient were required to be categorized within the fair value hierarchy. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is allowed. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Hanlon Funds

EXPENSE EXAMPLE (Unaudited)

January 31, 2016

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions fees or deferred sales charges on certain redemptions; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 9, 2015 through January 31, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	9/9/15	1/31/16	Period *	1/31/16	Period **

Hanlon Managed
Income Fund – Class A	1.35%	$1,000.00	$975.70	$ 5.28	$1,018.35	$ 6.85
Hanlon Managed
Income Fund – Class C	2.10%	$1,000.00	$973.20	$ 8.21	$1,014.58	$ 10.63
Hanlon Managed
Income Fund – Class I	1.45%	$1,000.00	$975.20	$ 5.67	$1,017.85	$ 7.35
Hanlon Managed
Income Fund – Class R	1.60%	$1,000.00	$975.20	$ 6.26	$1,017.09	$ 8.11
Hanlon Tactical Dividend and
Momentum Fund – Class A	1.37%	$1,000.00	$945.70	$ 5.28	$1,018.25	$ 6.95
Hanlon Tactical Dividend and
Momentum Fund – Class C	2.12%	$1,000.00	$942.20	$ 8.16	$1,014.48	$ 10.74
Hanlon Tactical Dividend and
Momentum Fund – Class I	1.45%	$1,000.00	$945.20	$ 5.59	$1,017.85	$ 7.35
Hanlon Tactical Dividend and
Momentum Fund – Class R	1.62%	$1,000.00	$943.20	$ 6.24	$1,016.99	$ 8.21

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (145) divided by the number of days in the fiscal year (366).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

Hanlon Funds

SUPPLEMENTAL INFORMATION (Unaudited)

January 31, 2016

Approval of Advisory Agreement – Hanlon Managed Income Fund and Hanlon Tactical Dividend and Momentum Fund

At a meeting held on April 20, 2015 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), including each of the Independent Trustees, considered the approval of an investment advisory agreement (the “Advisory Agreement”) between Hanlon Investment Management, Inc. (“Hanlon” or the “Adviser”) and the Trust, on behalf of the Hanlon Managed Income Fund and Hanlon Tactical Dividend and Momentum Fund (each a “Fund” and together, the “Funds”), each a new series of the Trust.

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (a) a description of the Adviser’s investment management personnel; (b) an overview of the Adviser’s operations and financial condition; (c) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (d) a comparison of the Funds’ proposed advisory fees and estimated overall expenses with those of comparable mutual funds; (e) the anticipated level of profitability from the Adviser’s fund-related operations; (f) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions; and (g) information regarding the historical performance of separate accounts managed by the Adviser using a strategy similar to that proposed for the Hanlon Managed Income Fund, and with respect to the Hanlon Tactical Dividend and Momentum Fund, performance information relating to a custom rules-based index developed by the Adviser that the Fund intends to follow.

Matters considered by the Board in connection with its approval of the Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Independent Trustees reviewed materials provided by Hanlon related to the Agreement with the Trust on behalf of the Funds, including the proposed Agreement, Hanlon’s Form ADV Parts I and II, a description of the manner in which investment decisions are to be made and executed, a review of the financial condition of Hanlon, an overview of the personnel that would perform services for each Fund, a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b), composite performance information of certain of Hanlon’s separately managed client accounts, and other policies and procedures of Hanlon.

In reaching their conclusions, the Independent Trustees considered the size, structure, performance record and experience of Hanlon, and the growth of its client base receiving Hanlon’s investment advice. The Independent Trustees noted that Hanlon has previously sub-advised mutual funds registered under the 1940 Act. The Independent Trustees considered that Hanlon appeared to possess the skills, experience and sophistication necessary to effectively manage the Hanlon Funds’ proposed investment strategies, and concluded that Hanlon had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures for performing its duties under the proposed Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Hanlon to the Funds were satisfactory and reliable.

Performance. The Independent Trustees considered that the Funds are newly formed and do not have a record of prior performance to submit at the Meeting. With respect to the Hanlon Managed Income Fund, the Independent Trustees considered the prior performance of a composite of separate accounts managed by Hanlon utilizing a similar investment strategy as proposed for the Fund, as compared to a custom benchmark comprised of a weighted blend of 75% high yield bond funds and 25% U.S. Treasury Bill Index. The Independent Trustees noted that the composite outperformed the custom benchmark over the one-month period, three-, five- and ten-year periods and since the composite’s inception on October 1, 2001, and underperformed for the year-to-date and one-year periods.

With respect to the Hanlon Tactical Dividend and Momentum Fund, the Independent Trustees considered that the Fund will replicate the performance of the Hanlon Tactical Dividend and Momentum Index (the “Index”), a proprietary index developed by Hanlon, and noted that the calculated annualized Index returns for the one-, three-, five- and ten-year periods were positive. The Independent Trustees determined that Hanlon appeared to have the expertise and sophistication to manage such strategies in order to generate positive returns for investors. The Independent Trustees concluded that the performance information presented was satisfactory and that Hanlon was expected to obtain an acceptable level of investment returns to shareholders during the initial term of the Advisory Agreement.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by Hanlon, the Independent Trustees considered a comparison of the Funds’ proposed advisory fees and estimated overall expenses to those of

Hanlon Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

January 31, 2016

certain peer funds with similar investment objectives and strategies (each a “Peer Group”). The Independent Trustees considered that Hanlon proposed to charge each Fund an advisory fee of 1.00% of its average net assets. With respect to the Hanlon Managed Income Fund, the Independent Trustees considered that the proposed advisory fee and projected net expense ratio are equal to the median of the advisory fees and net expense ratios reflected in the Fund’s Peer Group. With respect to the Hanlon Tactical Dividend and Momentum Fund, the Independent Trustees considered that the proposed advisory fee and projected net expense ratio are higher than the median advisory fees and net expense ratios reflected in the Fund’s Peer Group, but within the range of advisory fees and net expense ratios of the Peer Group. The Independent Trustees noted that Hanlon has contractually agreed to reimburse expenses to limit net annual operating expenses for each Fund to 1.70%, 2.45%, 1.45% and 1.95% for each of Class A, Class C, Class I and Class R shares, respectively, for the first year of each Fund’s operation. The Independent Trustees concluded that the proposed contractual advisory fees to be paid to Hanlon was fair and reasonable and that the overall expected expense ratios were acceptable in light of these factors.

Profitability. The Independent Trustees considered Hanlon’s anticipated profitability with respect to the Funds and whether these profits are reasonable in light of the services proposed to be provided to the Funds and the Funds’ projected growth. The Independent Trustees reviewed an estimated profitability analysis prepared by Hanlon and concluded that based on the Funds’ expected asset levels during the first two years of operations and the estimated costs of managing the Funds, they were satisfied that Hanlon’s anticipated level of profitability from its relationship with the Funds would not be excessive during the Funds’ start-up phase.

Economies of Scale. The Independent Trustees considered whether Hanlon would realize economies of scale with respect to its management of the Funds. The Independent Trustees considered the estimated profitability analysis included in the Board’s meeting materials, and considered that while expenses of managing the Funds as a percentage of assets under management are expected to decrease as each Fund’s assets grow, at current and projected asset levels, economies of scale was not a relevant consideration at this time. The Independent Trustees noted that they would revisit whether economies of scale exist in the future once the Funds have achieved sufficient scale.

Conclusion. The Meeting was then reconvened. The Chairman reported that the Independent Trustees, having requested and received such information from Hanlon as they believed reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and having been advised by independent counsel that the Independent Trustees had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement for an initial two-year term is in the best interests of the Funds and their future shareholders. In considering the proposed Advisory Agreement, the Independent Trustees did not identify any one factor as all important and each Trustee may have considered different factors as more important.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-844-828-3212 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-944-828-3212.

INVESTMENT ADVISOR
Hanlon Investment Management, Inc.
3393 Bargaintown Road
Egg Harbor Township, NJ 08234

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 4/8/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 4/8/16

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 4/8/16